ACCOUNTS PAYABLE AND OTHER - Narratives (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Environmental Exit Cost [Line Items]
Environmental remediation liability	$ 650
Keystone environmental provision recovery, current	410	$ 0
Keystone environmental provision recovery, noncurrent	240	$ 0
Other current assets
Environmental Exit Cost [Line Items]
Keystone environmental provision recovery, current	410
Other long-term assets
Environmental Exit Cost [Line Items]
Keystone environmental provision recovery, noncurrent	$ 240